Deferred Taxes and Income Tax Expenses (Benefits) (Details) - JPY (¥) ¥ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025		Mar. 31, 2024	Mar. 31, 2023
Deferred Taxes and Income Tax Expenses (Benefits) [Line Items]
Unused tax credits for which no deferred tax asset recognised (in Yen)			¥ 3,180
Taxes rate percentage			30.60%		30.60%	30.60%
Effective tax rate	10.10%	32.30%	(7.40%)	[1]	30.70%	33.90%	[2]
Bottom of range [member]
Deferred Taxes and Income Tax Expenses (Benefits) [Line Items]
Percentage of deferred tax assets and deferred tax liabilities			30.60%
Changes in tax rates or tax laws enacted or announced [member]
Deferred Taxes and Income Tax Expenses (Benefits) [Line Items]
Taxes rate percentage			25.80%
Changes in tax rates or tax laws enacted or announced [member] | Top of range [member]
Deferred Taxes and Income Tax Expenses (Benefits) [Line Items]
Percentage of deferred tax assets and deferred tax liabilities			31.50%

[1]	For the year ended March 31, 2025, the effective tax rate differs from the statutory effective rate of 25.8% primarily because of the listing expense and professional fees related to the Reverse Recapitalization that were recorded on Coincheck Parent’s books.
[2]	For the year ended March 31, 2023, the Company recognized loss before income taxes and, consequently, reconciling items shown in the table which increase Income tax expenses are presented as negative amounts and reconciling items which reduce Income tax expenses are presented as positive amounts.